SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)	Dec. 31, 2010 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)		Dec. 31, 2009 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)		Dec. 31, 2011 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2010 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)		Dec. 31, 2009 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)		Dec. 31, 2011 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2010 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)		Dec. 31, 2009 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)		Dec. 31, 2011 Retail Banking [Member] EUR (€)		Dec. 31, 2010 Retail Banking [Member] EUR (€)		Dec. 31, 2009 Retail Banking [Member] EUR (€)		Dec. 31, 2011 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2010 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2009 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2011 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2010 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2009 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2011 Insurance [Member] EUR (€)		Dec. 31, 2010 Insurance [Member] EUR (€)		Dec. 31, 2009 Insurance [Member] EUR (€)		Dec. 31, 2011 International [Member] EUR (€)		Dec. 31, 2010 International [Member] EUR (€)		Dec. 31, 2009 International [Member] EUR (€)		Dec. 31, 2011 Turkish Operations [Member] EUR (€)		Dec. 31, 2010 Turkish Operations [Member] EUR (€)		Dec. 31, 2009 Turkish Operations [Member] EUR (€)		Dec. 31, 2011 Other Business Segment [Member] EUR (€)		Dec. 31, 2010 Other Business Segment [Member] EUR (€)		Dec. 31, 2009 Other Business Segment [Member] EUR (€)
Segment Reporting Information
Net interest income		€ 3,842,808,000		€ 4,147,957,000		€ 3,966,315,000																	€ 1,203,449,000		€ 1,368,231,000		€ 1,402,316,000		€ 775,789,000		€ 621,918,000		€ 536,138,000		€ 371,353,000		€ 472,177,000		€ 584,022,000		€ 62,831,000		€ 54,066,000		€ 48,832,000		€ 387,197,000		€ 461,836,000		€ 488,762,000		€ 903,357,000		€ 1,053,634,000		€ 968,856,000		€ 138,832,000		€ 116,095,000		€ (62,611,000)
Net fee and commission income / (loss)		493,849,000		609,925,000		660,388,000																	101,398,000		127,788,000		166,243,000		81,691,000		77,841,000		72,270,000		(106,766,000)		37,556,000		95,488,000		6,935,000		8,054,000		3,872,000		94,218,000		102,260,000		94,040,000		313,622,000		262,723,000		228,546,000		2,751,000		(6,297,000)		(71,000)
Other		35,303,000		(118,406,000)		450,392,000																	(25,192,000)		(25,223,000)		(26,448,000)		(61,766,000)		(73,770,000)		(67,169,000)		8,674,000		(205,549,000)		268,099,000		178,720,000		101,146,000		149,498,000		5,824,000		28,456,000		17,873,000		35,646,000		47,939,000		96,860,000		(106,603,000)		8,595,000		11,679,000
Total operating income / (loss)		4,371,960,000		4,639,476,000		5,077,095,000																	1,279,655,000		1,470,796,000		1,542,111,000		795,714,000		625,989,000		541,239,000		273,261,000		304,184,000		947,609,000		248,486,000		163,266,000		202,202,000		487,239,000		592,552,000		600,675,000		1,252,625,000		1,364,296,000		1,294,262,000		34,980,000		118,393,000		(51,003,000)
Direct costs		(2,139,324,000)		(2,094,166,000)		(2,066,868,000)																	(687,823,000)		(683,711,000)		(670,025,000)		(52,153,000)		(53,058,000)		(53,509,000)		(65,095,000)		(77,823,000)		(79,390,000)		(135,460,000)		(159,653,000)		(182,192,000)		(293,350,000)		(300,583,000)		(302,526,000)		(656,414,000)		(659,239,000)		(523,994,000)		(249,029,000)		(160,099,000)		(255,232,000)
Allocated costs and provisions		(15,653,935,000)		(1,909,278,000)		(1,758,279,000)																	(1,514,674,000)		(1,155,003,000)		(798,813,000)		(2,151,714,000)		(259,477,000)		(207,704,000)		(10,723,025,000)		(60,472,000)		(190,290,000)		(633,054,000)		(37,603,000)		(70,431,000)		(202,164,000)		(209,568,000)		(189,914,000)		(147,058,000)		(144,586,000)		(250,085,000)		(282,246,000)		(42,569,000)		(51,042,000)
Share of profit of associates		1,179,000		1,598,000		117,000																	0		0		0		0		0		0		(2,592,000)		310,000		(1,429,000)		1,051,000		903,000		560,000		1,193,000		1,055,000		783,000		94,000		289,000		(190,000)		1,433,000		(959,000)		393,000
Profit / (loss) before tax		(13,420,120,000)		637,630,000		1,252,065,000																	(922,842,000)		(367,918,000)		73,273,000		(1,408,153,000)		313,454,000		280,026,000		(10,517,451,000)		166,199,000		676,500,000		(518,977,000)		(33,087,000)		(49,861,000)		(7,082,000)		83,456,000		109,018,000		449,247,000		560,760,000		519,993,000		(494,862,000)		(85,234,000)		(356,884,000)
Segment assets		105,318,021,000		120,137,237,000		113,030,484,000																	27,368,430,000		30,079,448,000		31,961,306,000		16,195,725,000		18,957,278,000		18,639,070,000		24,903,725,000		29,793,880,000		26,859,396,000		2,041,287,000		3,052,124,000		2,851,745,000		9,856,192,000		10,506,104,000		11,446,389,000		20,671,864,000		20,619,183,000		15,819,570,000		4,280,798,000		7,129,220,000		5,453,008,000
Deferred tax assets and current income tax advance		1,551,968,000		607,368,000		363,699,000
Total assets		106,869,989,000		120,744,605,000		113,394,183,000
Depreciation, amortisation		226,231,000	[1]	227,260,000	[1]	213,440,000	[1]																18,759,000	[1]	19,746,000	[1]	20,096,000	[1]	1,688,000	[1]	1,291,000	[1]	1,021,000	[1]	4,848,000	[1]	5,968,000	[1]	3,538,000	[1]	8,895,000	[1]	9,698,000	[1]	9,127,000	[1]	36,261,000	[1]	35,483,000	[1]	32,688,000	[1]	54,593,000	[1]	53,633,000	[1]	42,186,000	[1]	101,187,000	[1]	101,441,000	[1]	104,784,000	[1]
Credit provisions and other impairment charges		15,222,282,000		1,450,327,000		1,303,645,000																	1,180,171,000		796,593,000		442,576,000		2,101,421,000		204,037,000		151,257,000		10,702,049,000		39,865,000		171,804,000		631,329,000		36,987,000		69,813,000		200,322,000		209,528,000		189,914,000		147,058,000		144,586,000		250,085,000		259,932,000		18,731,000		28,196,000
Non-current asset additions		220,351,000		257,212,000		272,430,000																	5,517,000		8,730,000		14,814,000		10,805,000		13,254,000		634,000		35,736,000		4,093,000		11,741,000		3,112,000		5,137,000		8,289,000		18,872,000		52,360,000		62,445,000		80,175,000		67,704,000		58,782,000		66,134,000		105,934,000		115,725,000
Reconciliation Of Profit Before Tax [Abstract]
Profit / (loss) before tax - IFRS		(13,420,120,000)		637,630,000		1,252,065,000
Dividend paid and transactions on financial instruments classified within equity under IFRS		(39,252,000)		(369,000)		186,289,000
Hedging of Interest Rate Risk and Net Investment Hedge		(68,125,000)		(693,471,000)		(430,170,000)
Fixed assets measurement difference		38,322,000		8,733,000		26,810,000
Effective Interest Rate income recognition method		(12,457,000)		(40,776,000)		(88,820,000)
Redeemable non-controlling interests		15,117,000		29,636,000		(1,282,000)
Foreign exchange differences on AFS debt securities		103,584,000		(78,220,000)		28,800,000
Difference of equity in earnings of investees		16,074,000		1,797,000		(21,515,000)
Impairment of AFS securities		127,793,000		(23,979,000)		(120,538,000)
Insurance Reserves		(307,243,000)		(67,508,000)		(1,272,000)
Other		(15,864,000)		76,175,000		(20,462,000)
Income/(loss) before income tax expense - US GAAP		(14,048,134,000)		(265,693,000)		629,870,000
Impairment of goodwill		(298,241,000)		0		0
Bond's portfolio classification		(187,722,000)		0		0
US GAAP Restatements		0		(115,341,000)		(180,035,000)
Schedule Of Segment Reporting Information By Geographic Location
Total assets	136,879,528,000	103,467,235,000		118,731,878,000	[2]			71,599,902,000	83,757,213,000	[3]	81,933,706,000	[3]	31,867,333,000	34,974,665,000	[3]	31,181,173,000	[3]	103,467,235,000	118,731,878,000	[3]	113,114,879,000	[3]
Total revenues								(6,399,383,000)	3,666,315,000	[3]	4,638,099,000	[3]	3,172,016,000	3,150,344,000	[3]	3,132,746,000	[3]	(3,227,367,000)	6,816,659,000	[3]	7,770,845,000	[3]
Income/(loss) before income tax benefit	(18,584,644,000)	(14,048,134,000)		(265,693,000)	[2]	629,870,000	[2]	(14,511,072,000)	(896,685,000)	[3]	62,868,000	[3]	462,938,000	630,992,000	[3]	567,002,000	[3]	(14,048,134,000)	(265,693,000)	[3]	629,870,000	[3]
Net income / (loss) attributable to NBG shareholders	(19,234,907,000)	(14,539,668,000)		(354,772,000)	[2]	391,052,000	[2]	(14,888,328,000)	(863,141,000)	[3]	(56,499,000)	[3]	348,660,000	508,369,000	[3]	447,551,000	[3]
Retail Banking Companies Annual Turnover		€ 2,500,000

[1]	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.
[2]	As restated. See Note 43 for more information.
[3]	As restated